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                        NATIONWIDE SEPARATE ACCOUNT TRUST
          o        NATIONWIDE STRATEGIC GROWTH FUND
          o        NATIONWIDE STRATEGIC VALUE FUND
          o NATIONWIDE MID CAP INDEX FUND (FORMERLY NATIONWIDE SELECT ADVISERS MID CAP FUND)
          o        NATIONWIDE SMALL CAP VALUE FUND
          o        NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND
          o        NATIONWIDE GLOBAL EQUITY FUND
          o        NATIONWIDE EQUITY INCOME FUND
          o        NATIONWIDE BALANCED FUND
          o        NATIONWIDE MULTI SECTOR BOND FUND
          o        NATIONWIDE HIGH INCOME BOND FUND

                  Prospectus Supplement dated March 30, 2000, to Prospectus dated May 1, 1999 (as amended on July 1, 1999)


The disclosure on page 40 of the above noted prospectus is hereby amended to reflect that:

Effective March 20, 2000, the sole portfolio manager of the Nationwide High Income Bond Fund was Mark Durbiano. Consequently, Constantine Kartsonas' biography, which also appears on page 40, is hereby deleted.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.